Other investments - Level 3 investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other investments
Assets at beginning of period	$ 62,526	$ 60,056
Assets at end of period	63,354	62,526	$ 60,056
Other investments
Other investments
Assets at beginning of period	641	352	350
Additions	53	210	49
Revaluations	(1)	110
Transfers out	(12)	(12)	(22)
Disposals	(15)	(2)	(6)
Impairments and exchange adjustments	9	(17)	(19)
Assets at end of period	$ 675	$ 641	$ 352